Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Premises and Equipment
Schedule for classification of premises and equipment

        Classifications of premises and equipment as of December 31, 2016 and 2015 were as follows:

	2016	2015
Premises	$53,495	$62,560
Furniture, fixtures and equipment	7,214	4,231
Leasehold improvements	1,093	1,585
Total cost	61,802	68,376
Less accumulated depreciation and amortization	(9,780)	(8,786)
Net book value of premises, furniture, fixtures, equipment, leasehold improvements	52,022	59,590
Construction in progress	3,869	2,272
Land	46,183	53,312

Premises and equipment, net	$102,074	$115,174